Schedule of Lease Commitment (Details) - TALENTEC SDN. BHD. [Member] - USD ($)	Jan. 31, 2025	Jul. 31, 2024
2025	$ 71,120	$ 706
2026	71,120	706
2027	17,780	418
2028		69
Total	$ 195,579	$ 1,900